Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Actuarial (gain) loss	$ 4,169	$ 5,171	$ (3,412)
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	59,873	55,439
Service cost - benefits earned during the period	1,029	1,019	1,116
Interest cost on projected benefit obligation	1,687	1,960	2,092
Amendments	(340)	0
Actuarial (gain) loss	5,054	7,734
Special termination benefits	0	81
Benefits paid	(5,124)	(6,356)
Curtailment	(1)	0
Plan transfers	(20)	(4)
Benefit obligation at end of year	62,158	59,873	55,439
Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	16,041	19,378
Service cost - benefits earned during the period	53	71	109
Interest cost on projected benefit obligation	416	675	778
Amendments	(2,655)	(4,590)
Actuarial (gain) loss	1,423	2,050
Special termination benefits	0	0
Benefits paid	(1,370)	(1,543)
Curtailment	0	0
Plan transfers	20	0
Benefit obligation at end of year	$ 13,928	$ 16,041	$ 19,378